REVENUE CONCENTRATION and ACCOUNTS RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
REVENUE CONCENTRATION and ACCOUNTS RECEIVABLE
REVENUE CONCENTRATION and ACCOUNTS RECEIVABLE

NOTE 7 - REVENUE CONCENTRATION and ACCOUNTS RECEIVABLE

At March 31, 2022, the Company has no retailer customers whose revenue individually represents more than 10% of the Company’s total revenues and one retailer customer whose accounts receivable represents more than 10% ($8,939) of the Company’s accounts receivable. The Company assessed the credit worthiness of its retailers customers during the period ended March 31, 2022,  and at December 31, 2021, and determined a $10,742 and $10,742 allowance for accounts receivable impairment is required, respectively.

NOTE 7 - REVENUE CONCENTRATION and ACCOUNTS RECEIVABLE

For the fiscal year ended December 31, 2021, the Company had one retailer customer whose revenue individually represents more than 10% ($227,128) of the Company’s total revenues and one retailer customer whose accounts receivable represents more than 10% ($8,939) of the Company’s accounts receivable. For the fiscal year ended December 31, 2020, the Company had one retailer customer whose revenue individually represents more than 10% ($194,409) of the Company's total revenues and one retailer customer whose accounts receivable individually represents more than 10% ($9,302). The Company assessed the credit worthiness of its retailer customers and determined a $10,742 and $742 allowance for accounts receivable impairment was required at December 31, 2021 and 2020, respectively.